Fair value measurements (Summary of Liabilities Measured at Fair Value on Recurring Basis) (Details) - Recurring [Member] - CNY (¥) ¥ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Investments:
Available-for-sale securities	¥ 188,597	¥ 6,117
Level 1 [Member]
Investments:
Available-for-sale securities	182,480
Level 2 [Member]
Investments:
Available-for-sale securities
Level 3 [Member]
Investments:
Available-for-sale securities	¥ 6,117	¥ 6,117